Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ALGER FUNDS

Alger 25 Fund

Supplement dated November 2, 2020 to the

Prospectus and Statement of Additional Information (“SAI”) of the Fund

dated March 1, 2020, as amended and supplemented to date

On October 30, 2020, at a special meeting of shareholders, shareholders of record of Alger 25 Fund (the “Fund”) approved a proposal to amend the investment advisory agreement between Fred Alger Management, LLC (the “Manager”) and The Alger Funds (the “Trust”), on behalf of the Fund, to remove the Fund’s fulcrum fee structure and implement an advisory fee of 0.45% of average daily net assets of the Fund.

Effective November 1, 2020, the following changes are made to the Fund’s prospectus and SAI, as applicable:

The sections of the Fund’s prospectus entitled “Summary Sections—Alger 25 Fund—Fund Fees and Expenses” and “Summary Sections—Alger 25 Fund—Example” for the Fund’s Class P shares are deleted in their entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger 25 Fund
Class	P
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.45%
Other Expenses**	1.42%
Total Annual Fund Operating Expenses	1.87%
Fee Waiver and/or Expense Reimbursement**	(1.32)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%

*	The expense information in the table has been restated to reflect a change in advisory fees that was effective on November 1, 2020.
**
Fred Alger Management, LLC (the “Manager”) has contractually agreed to limit the Other Expenses of the Fund so that such expenses never exceed 0.10% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Board of Trustees of The Alger Funds and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Fund and the Manager. This expense reimbursement arrangement does not include dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class P	$56	$176	$307	$689

The sections of the Fund’s prospectus entitled “Summary Sections—Alger 25 Fund—Fund Fees and Expenses” and “Summary Sections—Alger 25 Fund—Example” for the Fund’s Class P-2 shares are deleted in their entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger 25 Fund
Class	P-2
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.45%
Other Expenses**
Shareholder Service Fees	0.08%
Miscellaneous Other Expenses	2.73%
Total Other Expenses	2.81%
Total Annual Fund Operating Expenses	3.26%
Fee Waiver and/or Expense Reimbursement**	(2.55)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71%

*	The expense information in the table has been restated to reflect a change in advisory fees that was effective on November 1, 2020.
**
Fred Alger Management, LLC (the “Manager”) has contractually agreed to limit the Other Expenses of the Fund so that such expenses, excluding sub-transfer agent and shareholder servicing fees estimated at 0.08%, never exceed 0.10% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Board of Trustees of The Alger Funds and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Fund and the Manager. This expense reimbursement arrangement does not include dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class P-2	$73	$227	$395	$883

The end of the section of the Fund’s prospectus entitled “Summary Sections—Alger 25 Fund—Performance” is amended to add the following paragraph below the performance table:

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

The sections of the Fund’s prospectus entitled “Summary Sections—Alger 25 Fund—Principal Risks” and “Investment Objectives, Principal Investment Strategies and Related Risks—Principal Risks” (with respect to the Fund only) are amended to delete the following risk: “Fulcrum Fee Risk.”

Class P Shares | Alger 25 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ALGER FUNDS

Alger 25 Fund

Supplement dated November 2, 2020 to the

Prospectus and Statement of Additional Information (“SAI”) of the Fund

dated March 1, 2020, as amended and supplemented to date

On October 30, 2020, at a special meeting of shareholders, shareholders of record of Alger 25 Fund (the “Fund”) approved a proposal to amend the investment advisory agreement between Fred Alger Management, LLC (the “Manager”) and The Alger Funds (the “Trust”), on behalf of the Fund, to remove the Fund’s fulcrum fee structure and implement an advisory fee of 0.45% of average daily net assets of the Fund.

Effective November 1, 2020, the following changes are made to the Fund’s prospectus and SAI, as applicable:

The sections of the Fund’s prospectus entitled “Summary Sections—Alger 25 Fund—Fund Fees and Expenses” and “Summary Sections—Alger 25 Fund—Example” for the Fund’s Class P shares are deleted in their entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger 25 Fund
Class	P
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.45%
Other Expenses**	1.42%
Total Annual Fund Operating Expenses	1.87%
Fee Waiver and/or Expense Reimbursement**	(1.32)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%

*	The expense information in the table has been restated to reflect a change in advisory fees that was effective on November 1, 2020.
**
Fred Alger Management, LLC (the “Manager”) has contractually agreed to limit the Other Expenses of the Fund so that such expenses never exceed 0.10% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Board of Trustees of The Alger Funds and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Fund and the Manager. This expense reimbursement arrangement does not include dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class P	$56	$176	$307	$689

The end of the section of the Fund’s prospectus entitled “Summary Sections—Alger 25 Fund—Performance” is amended to add the following paragraph below the performance table:

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

The sections of the Fund’s prospectus entitled “Summary Sections—Alger 25 Fund—Principal Risks” and “Investment Objectives, Principal Investment Strategies and Related Risks—Principal Risks” (with respect to the Fund only) are amended to delete the following risk: “Fulcrum Fee Risk.”

Class P-2 Shares | Alger 25 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ALGER FUNDS

Alger 25 Fund

Supplement dated November 2, 2020 to the

Prospectus and Statement of Additional Information (“SAI”) of the Fund

dated March 1, 2020, as amended and supplemented to date

On October 30, 2020, at a special meeting of shareholders, shareholders of record of Alger 25 Fund (the “Fund”) approved a proposal to amend the investment advisory agreement between Fred Alger Management, LLC (the “Manager”) and The Alger Funds (the “Trust”), on behalf of the Fund, to remove the Fund’s fulcrum fee structure and implement an advisory fee of 0.45% of average daily net assets of the Fund.

Effective November 1, 2020, the following changes are made to the Fund’s prospectus and SAI, as applicable:

The sections of the Fund’s prospectus entitled “Summary Sections—Alger 25 Fund—Fund Fees and Expenses” and “Summary Sections—Alger 25 Fund—Example” for the Fund’s Class P-2 shares are deleted in their entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger 25 Fund
Class	P-2
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.45%
Other Expenses**
Shareholder Service Fees	0.08%
Miscellaneous Other Expenses	2.73%
Total Other Expenses	2.81%
Total Annual Fund Operating Expenses	3.26%
Fee Waiver and/or Expense Reimbursement**	(2.55)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71%

*	The expense information in the table has been restated to reflect a change in advisory fees that was effective on November 1, 2020.
**
Fred Alger Management, LLC (the “Manager”) has contractually agreed to limit the Other Expenses of the Fund so that such expenses, excluding sub-transfer agent and shareholder servicing fees estimated at 0.08%, never exceed 0.10% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Board of Trustees of The Alger Funds and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Fund and the Manager. This expense reimbursement arrangement does not include dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class P-2	$73	$227	$395	$883

The end of the section of the Fund’s prospectus entitled “Summary Sections—Alger 25 Fund—Performance” is amended to add the following paragraph below the performance table:

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

The sections of the Fund’s prospectus entitled “Summary Sections—Alger 25 Fund—Principal Risks” and “Investment Objectives, Principal Investment Strategies and Related Risks—Principal Risks” (with respect to the Fund only) are amended to delete the following risk: “Fulcrum Fee Risk.”